LEASES - Maturity Analysis of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	$ 2,193	$ 1,981
1 year or less
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	291	246
2-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	342	301
4-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	232	199
Greater than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	$ 1,328	$ 1,235